FAIR VALUE MEASUREMENT (Details) $ in Thousands	6 Months Ended
Dec. 31, 2017 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 487
Change in fair-value (included within other expenses, net)	48
Balance	$ 535